[The Fontaine Trust Letterhead]


U.S. Securities and Exchange Commission
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer:
   The Fontaine Trust
   210 W Pennsylvania Ave Ste 240
   Towson MD 21204

2. Name of each series or class of funds for which this notice is filed:
   Fontaine Capital Appreciation Fund, Fontaine Global Growth Fund, Fontaine Global Income Fund

3. Investment Company Act File Number: 811-5835
   Securities Act File Number: 33-29678

4. Last Day of fiscal year end for which this notice is filed:
   December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


9. Number and aggregate sale price of securities sold during the fiscal year:
                                             1,017,863    $13,318,840

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                                             1,017,863    $13,318,840


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:
                                               178,448     $1,792,478

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year in
    reliance on rule 24f-2 (from Item 10):                $13,318,840

    (ii) Aggregate price of shares issued in connection with dividend
    reinvestment plans (from Item 11, if applicable):      $1,792,478

    (iii) Aggregate price of shares redeemed or repurchased during the fiscal
    year (if applicable):                                  $7,039,165

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

    (v) Net aggregate price of securities sold and issued during the fiscal
    year in reliance on rule 24f-2 (if applicable):        $8,072,153

    (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933
    or other applicable law or regulation:              .000303030303

    (vii) Fee due:                                          $2,446.11



13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)
                                                                 X


    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                                            2/26/97


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:
      /s/ Richard H. Fontaine

          Richard H. Fontaine, President


Date: 2/25/97